Note 24 Provisions for pensions and similar obligations changes over the year (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022	[1]	Dec. 31, 2021
Changes over the year for provisions for pensions and similar obligation [Line Items]
Provisions for employee benefits		€ 2,632	[1],[2]	€ 3,576	[2]	€ 4,272
Charges to income for the year provisions for pensions and similar obligations balance		211		25		141
Intereset expense and similar charges for pensions		133		75		37
Post-employment benefit expense, defined benefit plans		49		42	[3]	49
Provisions expenses for pensions		29		(92)		56
Increase (decrease) in reimbursement rights related to defined benefit obligation, resulting from gain (loss) on remeasurement	[4]	314		(433)		(206)
Transfers and other changes		(57)		24		(21)
Benefit payments for pensions		(424)		(492)		(608)
Employer contributions		(106)		(67)		(4)
Provisions for employee benefits	[2]	€ 2,571		€ 2,632		€ 3,576	[1]

[1]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).
[2]	(3) Recorded under the heading “Provisions - Provisions for pensions and similar obligations” of the consolidated balance sheet.
[3]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).
[4]	(2) Correspond to actuarial losses (gains) arising from certain post-employment defined-benefit commitments for pensions recognized in “Equity” (see Note 2.2.13)